Income Taxes (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 2,551,000	$ 3,648,000
Depreciation and amortization	98,000	126,000
Stock compensation	372,000	339,000
Other		73,000
Valuation allowance	(3,021,000)	(4,186,000)
Net deferred tax asset